Other long-term liabilities - Based on Maximum Amounts Funded Payments Under Leases Due to Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Long Term Liabilities [Abstract]
2015	$ 20,226
2016	23,044
2017	23,387
2018	23,731
2019	24,101
Thereafter	146,794
Capital Leases, Future Minimum payments Due, Total	261,283
Less amounts representing interest	(46,825)
Capital Lease Obligation	$ 214,458